Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Total revenue
Cost of revenue
Gross profit
Operating expenses	1,938,098	80,428	2,130,423	178,785	533,475	188,702
Loss from Operations	(1,938,098)	(80,428)	(2,130,423)	(178,785)	(533,475)	(188,702)
Other expense
Interest expense	(34,402)		(53,823)
Exchange loss	(45)		(1,124)
Total other expense	(34,447)		(54,947)
Federal income tax expense
Net loss	(1,972,545)	(80,428)	(2,185,370)	(178,785)	(533,475)	(188,702)
Other comprehensive loss
Foreign currency translation gain (loss)	24,251	(3,332)	18,169	(13,895)	(22,834)	(22,329)
Total comprehensive loss	$ (1,948,294)	$ (83,760)	$ (2,167,201)	$ (192,680)	$ (556,309)	$ (211,031)
Weighted average shares - basic and diluted	70,324,945	128,856,002	71,459,183	128,856,002	107,654,812	44,844,043
Loss per share - basic and diluted	$ (0.03)	$ 0.00	$ (0.03)	$ 0.00	$ 0.00	$ 0.00